Equity (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Equity Explanatory [Abstract]
Schedule of capital (number of shares)
Shareholder	2021	2020

Cresud S.A.C.I.F.Y.A.	40,366,917	19,910,800
Board of Directors	190,800	192,800
Executive Board	263,353	263,453
Officers	454,153	456,253
Treasury	3,185,087	2,761,820
Other	58,370,851	38,975,428
Total shares of paid-up capital	102,377,008	62,104,301
Total free float shares	58,370,851	38,975,428
Free float shares as percentage of total shares (%)	57	63

(*)	Cresud maintains an interest in the Company’s capital through other subsidiaries that are wholly controlled by it. On the reporting date, 13,942,265 shares were held by Cresud and 26,424,652 by these subsidiaries.

Schedule of capital increase and equity increase
	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares(*)	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		8,584
		(24,982)

(*)	Shares with restrictions on sale do not meet the definition of equity instruments and are registered as financial liabilities.

Schedule of Capital transactions shareholders
2021
Consideration	165,764
Net assets acquired	(154,733)
Effect of reorganization	11,031

Schedule of dividends
	2021	2020
Profit for the year	317,646	119,554
(-) Constitution of legal reserve (5% of net profit)	(15,882)	(5,978)
Adjusted profit for the year	301,764	113,576

(-) Mandatory minimum dividends - 25% of adjusted net profit	(75,441)	(28,394)
(-) Additional dividends proposed	(184,559)	(13,606)

Proposed dividends	(260,000)	(42,000)

Constitution of reserve for investments and expansion	41,764	71,576

Total shares of paid up capital (per thousand shares)	102,377	62,104
(-) Treasury shares (per thousand shares)	(3,185)	(2,762)
(=) Outstanding shares (per thousand shares)	99,192	59,342

Dividend per share (R$)	2.62	0.71

Schedule of changes in treasury shares
Treasury shares	Number of shares	Amount (R$)
At June 30, 2019	3,086,748	35,208
Transfers (Note 23.a)	(324,928)	(3,707)
At June 30, 2020	2,761,820	31,501
Return of shares – Acquisition of Agrifirma	423,267	8,584
At June 30, 2021	3,185,087	40,085